SEC Registered Trust Preferred Securities (Tables)	12 Months Ended
Dec. 31, 2017
SEC Registered Trust Preferred Securities [Abstract]
Issuance of Trust Preferred Securities [text block table]

Issuances of SEC Registered Trust Preferred Securities

Trust	LLC	Issuance Date	Earliest Redemption Date	Parent Long-term Debt [1]
Deutsche Bank Contingent Capital Trust II	Deutsche Bank Contingent Capital LLC II	May 23, 2007	May 23, 2017[2]	€ 666 million
Deutsche Bank Contingent Capital Trust III	Deutsche Bank Contingent Capital LLC III	February 20, 2008	February 20, 2018[3]	€ 1,644 million
Deutsche Bank Contingent Capital Trust V	Deutsche Bank Contingent Capital LLC V	May 9, 2008[4]	June 30, 2018	€ 1,153 million

[1] Amount of long term-debt of the Parent Company represented by the Debt Obligations issued by Deutsche Bank AG to the applicable LLC and amount of Trust Preferred Securities of Deutsche Bank AG Consolidated represented by the Trust Preferred Securities issued by the respective Trust as of December 31, 2017.

[2] Next redemption date is May 23, 2018.

[3]Redeemed on February 20, 2018.

4 On March 30, 2010 Deutsche Bank AG additionally issued an amount of U.S.$ 120 million.